Intangibles - Amortization Expense (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of 2018	$ 10,460	$ 38,059
2019	38,335	36,076
2020	36,099	34,050
2021	35,608	33,777
2022	$ 35,320	$ 33,489